FLEXSHARES TRUST — FlexSharesSM iBoxx 5-Year Target Duration TIPS Index Fund

Supplement dated March 19, 2012 to Prospectus dated March 1, 2012

Footnote 1 to the table under “Fees and Expenses of the Fund” on page 11 is replaced in its entirety with the following:

Under the Fund’s Investment Advisory Agreement, Northern Trust Investments, Inc. (“NTI” or “Investment Adviser”) is responsible for most of the operating expenses of the Fund. However, the Investment Adviser is not responsible for the following expenses: interest expenses, brokerage commissions and other trading expenses, fees and expenses of the independent trustees and their independent legal counsel, taxes and other extraordinary costs such as litigation and other expenses not incurred in the ordinary course of business. Other Expenses are estimated for the current fiscal year because the Fund’s financial statements for the fiscal year ended October 31, 2011 reported operating results for less than six months.

Please retain for future reference.